IFRS standards update	12 Months Ended
Dec. 31, 2019
IFRS Standards Update [Abstract]
IFRS standards update
7.	IFRS standards update

7.1	IFRS issued but not yet effective
Amendments to IAS 1 and IAS 8: Definition of “material”
In October 2018, the IASB enacted certain amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” in an attempt to align the definition of “material” in both standards and shed light on certain aspects of such definition. According to the new definition, information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general purpose financial statements make on the basis of those financial statements. These amendments will come into force for fiscal years commencing on and after January 1, 2020, and are not expected to have a significant impact on the Group’s financial statements.
Amendments to IFRS 9 and IFRS 7 – Interest Rate Benchmark Reform
In September 2019, the IASB issued amendments to IFRS 9, IFRS 39 and IFRS 7, thereupon concluding the first phase of the work done to provide relief from the effects of the uncertainty caused by the reform in interbank offered rates (IBORs) on financial reporting. This first phase deals with the financial reporting effects of the existing uncertainty in the period prior to the reform.
The amendments were designed to support entities’ financial reporting during the uncertainty arising from the gradual elimination of interest rate benchmark indexes, such as IBORs.

Such amendments set out specific hedge accounting requirements for adopting entities, assuming that the benchmark interest rate on which hedged cash flows and cash flows from the hedge instrument are based will not be amended as a result of the reform. When a hedging relationship fails to meet the hedge accounting requirements for reasons other than those set out in the amendments, such hedge accounting will be required to be discontinued.
The amendments also require that entities provide additional information to investors on such hedging relationships which are directly affected by these uncertainties.
These amendments will come into force for fiscal years commencing on and after January 1, 2020, and are not expected to have any impact on the Group’s financial statements.

Amendments to the Conceptual Framework for Financial Reporting
In March 2018, the IASB issued a new Conceptual Framework for Financial Reporting. The new framework includes some new notions, provides updated definitions and criteria for the recognition of assets and liabilities, and clarifies certain important concepts. The changes in the Conceptual Framework might affect the application of the IFRS in circumstances where no standard is applicable to a particular transaction or event. The new Conceptual Framework will come into force for fiscal years commencing on and after January 1, 2020, and is not expected to have a significant impact on the Group’s financial statements.

7.2	Changes in accounting policies during 2019

•	Adoption of IFRS 16
The Group initially applied IFRS 16 Leases from January 1, 2019.
The Group applied IFRS 16 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.
A. Definition of a lease
Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4
 -
Determining whether an Arrangement contains a Lease
. The Group now assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 5.18.
On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.
B. As a lessee
As a lessee, the Group leases property. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognises right-of-use
assets and lease liabilities.
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price.
However, for leases of property the Group has elected not to separate non-lease
components and account for the lease and associated
non-lease
components as a single lease component.
Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January
 1,
2019.
Right-of-use
assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
The Group has tested its
right-of-use
assets for impairment on the date of transition and has concluded that there is no indication that the right-of-use
assets are impaired.
The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group:
a) did not recognise
right-of-use
assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;
b) did not recognise
right-of-use
assets and liabilities for leases of low value assets (e.g. IT equipment);
c) excluded initial direct costs from the measurement of the right-of-use
asset at the date of initial application; and
d) used hindsight when determining the lease term.

C. As a lessor
The Group leases out its investment property. The Group has classified these leases as operating leases. The Group is not required to make any adjustments on transition to IFRS 16 for leases in which it acts as a lessor. The Group has applied IFRS 15 Revenue from contracts with Customers to allocate consideration in the contract to each lease.
D. Impact on transition
On transition to IFRS 16, the Group recognised additional
right-of-use
assets, including investment property, and additional lease liabilities.
As a result of this approach, the Group recognised assets for right of use and lease liabilities for an amount of 2,839,825, mainly from office leases in its branch network.